Sterling Capital Quality Income Fund

Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 14 .6%
$ 124,182
AmeriCredit Automobile Receivables
Trust , Series 2019-2, Class C , 2.740% ,
4/18/25 .......................
$ 123,655
405,000
AmeriCredit Automobile Receivables
Trust , Series 2021-2, Class B , 0.690% ,
1/19/27 .......................
382,305
158,919
ARI Fleet Lease Trust , Series 2020-A,
Class A3 , 1.800% , 8/15/28 (a) ........
158,080
170,000
ARI Fleet Lease Trust , Series 2021-A,
Class A3 , 0.680% , 3/15/30 (a) ........
164,271
470,000
ARI Fleet Lease Trust , Series 2022-A,
Class A3 , 3.430% , 1/15/31 (a) ........
449,895
1,250,000
Avis Budget Rental Car Funding AESOP,
LLC , Series 2023-4A, Class A , 5.490% ,
6/20/29 (a) .....................
1,229,112
550,000
Carvana Auto Receivables Trust , Series
2021-P1, Class A4 , 0.860% , 1/11/27 ...
512,666
509,000
Carvana Auto Receivables Trust , Series
2021-P2, Class B , 1.270% , 3/10/27 ....
447,955
600,000
Carvana Auto Receivables Trust , Series
2021-P3, Class B , 1.420% , 8/10/27 ....
516,405
620,000
Citibank Credit Card Issuance Trust , Series
2007-A3, Class A3 , 6.150% , 6/15/39 (b)
679,391
169
Citicorp Residential Mortgage Trust ,
STEP, Series 2007-2, Class A6 , 4.672% ,
6/25/37 .......................
167
300,000
Enterprise Fleet Financing, LLC , Series
2021-2, Class A3 , 0.740% , 5/20/27 (a) ..
274,159
410,000
Enterprise Fleet Financing, LLC , Series
2021-3, Class A3 , 1.220% , 8/20/27 (a) ..
374,006
444,000
Enterprise Fleet Financing, LLC , Series
2023-1, Class A3 , 5.420% , 10/22/29 (a) .
441,593
375,000
Enterprise Fleet Funding, LLC , Series
2021-1, Class A3 , 0.700% , 12/21/26 (a) .
353,223
642,000
Ford Credit Auto Owner Trust 2020-
REV2 , Series 2020-2, Class A , 1.060% ,
4/15/33 (a) (b) ...................
579,590
415,000
Ford Credit Auto Owner Trust 2021-
REV2 , Series 2021-2, Class A , 1.530% ,
5/15/34 (a) .....................
365,346
205,000
GreatAmerica Leasing Receivables
Funding, LLC , Series 2021-1, Class A4 ,
0.550% , 12/15/26 (a) ..............
192,367
1,295,000
Hertz Vehicle Financing III L.P. , Series
2021-2A, Class A , 1.680% , 12/27/27 (a)
1,128,004
740,000
OneMain Direct Auto Receivables Trust
2023-1 , Series 2023-1A, Class A ,
5.410% , 11/14/29 (a) ..............
726,822
82,521
OneMain Financial Issuance Trust , Series
2020-1A, Class A , 3.840% , 5/14/32 (a) .
82,199
630,000
OneMain Financial Issuance Trust 2019-
2 , Series 2019-2A, Class A , 3.140% ,
10/14/36 (a) (b) ..................
569,676
480,000
OneMain Financial Issuance Trust 2021-1 ,
Series 2021-1A, Class A1 , 1.550% ,
6/16/36 (a) (b) ...................
415,244
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 135,962
Saxon Asset Securities Trust , Series 2004-
3, Class M1 , 6.050% , (LIBOR USD
1-Month plus 0.90%) , 12/26/34 (c) ....
$ 126,642
299,789
SoFi Professional Loan Program Trust ,
Series 2020-A, Class A2FX , 2.540% ,
5/15/46 (a) (b) ...................
275,825
750,000
Toyota Auto Loan Extended Note Trust
2021-1 , Series 2021-1A, Class A ,
1.070% , 2/27/34 (a) (b) .............
669,515
1,000,000
Toyota Auto Loan Extended Note Trust
2022-1 , Series 2022-1A, Class A ,
3.820% , 4/25/35 (a) ...............
947,355
45,340
U.S. Small Business Administration , Series
2010-20D, Class 1 , 4.360% , 4/1/30 (b) ..
43,446
215,000
Wheels SPV 2, LLC , Series 2020-1A,
Class A3 , 0.620% , 8/20/29 (a) ........
210,225
Total Asset Backed Securities
(Cost $ 13,413,476 ) ............... 12,439,139
COLLATERALIZED MORTGAGE OBLIGATIONS — 21 .2%
360,254
Chase Home Lending Mortgage Trust ,
Series 2019-ATR2, Class A3 , 3.500% ,
7/25/49 (a) (d) ...................
318,002
22,260
Citicorp Mortgage Securities, Inc. , Series
2005-1, Class 1A4 , 5.500% , 2/25/35 ...
20,671
9,170
Citigroup Mortgage Loan Trust, Inc. , Series
2004-NCM2, Class 3CB2 , 6.500% ,
8/25/19 .......................
8,979
28,003
Countrywide Home Loan Mortgage Pass-
Through Trust , Series 2004-3, Class A4 ,
5.750% , 4/25/34 .................
26,563
54,405
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates , Series
2004-1, Class 2A1 , 6.500% , 2/25/34 ...
53,283
40,456
Fannie Mae , Series 2003-19, Class AR ,
5.500% , 3/25/33 .................
40,501
192,600
Fannie Mae , Series 2003-21, Class OW ,
4.000% , 3/25/33 .................
181,878
682,000
Fannie Mae , Series 2008-2, Class PH ,
5.500% , 2/25/38 .................
689,926
527,000
Fannie Mae , Series 2009-28, Class HX ,
5.000% , 5/25/39 .................
524,107
825,833
Fannie Mae , Series 2010-150, Class YL ,
4.000% , 1/25/41 .................
759,569
781,598
Fannie Mae , Series 2011-131, Class PB ,
4.500% , 12/25/41 ................
763,751
132,826
Fannie Mae , Series 2011-74, Class QM ,
4.500% , 11/25/40 ................
130,169
1,034,000
Fannie Mae , Series 2013-30, Class PY ,
3.000% , 4/25/43 .................
969,634
385,342
Fannie Mae , Series 2013-91, Class DV ,
3.000% , 10/25/26 ................
370,120
920,436
Fannie Mae , Series 2015-65, Class CZ ,
3.500% , 9/25/45 .................
780,770

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 132,839
Fannie Mae , Series 2016-85, Class GA ,
2.500% , 10/25/45 ................
$ 119,092
870,000
Fannie Mae , Series 2017-42, Class HL ,
3.000% , 6/25/47 .................
771,981
343,599
Fannie Mae , Series 2020-10, Class Q ,
3.000% , 3/25/50 .................
297,860
68,767
Freddie Mac , Series 2485, Class WG ,
6.000% , 8/15/32 .................
69,964
139,972
Freddie Mac , Series 2768, Class PC ,
4.000% , 3/15/34 .................
134,764
113,495
Freddie Mac , Series 3042, Class PZ ,
5.750% , 9/15/35 .................
118,866
91,993
Freddie Mac , Series 3440, Class EM ,
5.000% , 4/15/38 .................
91,070
500,000
Freddie Mac , Series 3714, Class PB ,
4.750% , 8/15/40 (b) ...............
498,561
9,729
Freddie Mac , Series 3803, Class PJ ,
4.250% , 1/15/41 .................
9,558
200,000
Freddie Mac , Series 3815, Class TB ,
4.500% , 2/15/41 .................
191,218
127,984
Freddie Mac , Series 3816, Class HM ,
4.500% , 5/15/40 .................
123,376
990,000
Freddie Mac , Series 3895, Class PW ,
4.500% , 7/15/41 .................
976,048
311,210
Freddie Mac , Series 3989, Class JW ,
3.500% , 1/15/42 (b) ...............
287,347
338,000
Freddie Mac , Series 4088, Class CD ,
3.000% , 8/15/42 .................
274,212
300,000
Freddie Mac , Series 4094, Class ME ,
2.500% , 8/15/42 .................
253,297
215,000
Freddie Mac , Series 4097, Class CU ,
1.500% , 8/15/27 .................
190,504
724,000
Freddie Mac , Series 4125, Class JC ,
2.500% , 11/15/42 ................
542,949
628,000
Freddie Mac , Series 4135, Class AY ,
2.000% , 11/15/42 ................
483,169
463,218
Freddie Mac , Series 4136, Class HZ ,
3.500% , 11/15/27 ................
430,351
119,000
Freddie Mac , Series 4160, Class HH ,
2.500% , 12/15/32 (b) ..............
105,225
123,932
Freddie Mac , Series 4173, Class NB ,
3.000% , 3/15/43 .................
111,115
87,758
Freddie Mac , Series 4215, Class LD ,
2.000% , 7/15/41 .................
81,618
36,293
Freddie Mac , Series 4293, Class MH ,
3.000% , 12/15/41 ................
33,715
95,279
Freddie Mac , Series 4352, Class ZX ,
4.000% , 4/15/44 .................
90,293
1,000,000
Freddie Mac , Series 4507, Class GB ,
3.000% , 9/15/45 .................
851,425
475,000
Freddie Mac , Series 4650, Class JE ,
3.000% , 7/15/46 .................
400,008
933,724
Freddie Mac , Series 4941, Class MB ,
3.000% , 7/25/49 .................
825,323
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 399,473
Freddie Mac , Series 5115, Class G ,
2.500% , 9/25/50 .................
$ 333,330
227,235
Freddie Mac Strips , Series 219, Class PO ,
3/1/32 ........................
196,767
1,035,580
Freddie Mac Strips , Series 236, Class PO ,
4/1/36 ........................
841,764
52,958
Ginnie Mae , Series 2004-69, Class GC ,
5.500% , 4/20/34 .................
52,863
442,108
Ginnie Mae , Series 2005-60, Class WZ ,
5.500% , 9/20/35 .................
438,502
190,548
Ginnie Mae , Series 2007-57, Class ZA ,
5.750% , 10/20/37 ................
192,154
750,000
Ginnie Mae , Series 2011-135, Class PG ,
3.000% , 10/16/41 ................
654,456
612,000
Ginnie Mae , Series 2017-75, Class DL ,
3.000% , 3/20/47 .................
507,353
800,000
Ginnie Mae , Series 2019-6, Class JK ,
3.500% , 1/20/49 .................
720,697
139,817
MASTR Alternative Loan Trust , Series
2003-5, Class 8A1 , 5.500% , 6/25/33 (b) .
127,814
19,438
MASTR Alternative Loan Trust , Series
2004-13, Class 3A1 , 6.500% , 1/25/35 (b)
13,341
Total Collateralized Mortgage Obligations
(Cost $ 19,646,062 ) ............... 18,079,873
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 20 .9%
250,000
BANK 2020-BNK29 , Series 2020-BN29,
Class A4 , 1.997% , 11/15/53 .........
193,156
325,000
BBCMS Mortgage Trust , Series 2020-C7,
Class A5 , 2.037% , 4/15/53 ..........
263,943
589,492
Benchmark Mortgage Trust , Series 2020-
B18, Class A5 , 1.925% , 7/15/53 ......
459,813
1,250,000
Benchmark Mortgage Trust , Series 2020-
B21, Class A5 , 1.978% , 12/17/53 (b) ...
983,922
200,408
BX Commercial Mortgage Trust ,
Series 2021-21M, Class C , 6.370% ,
(LIBOR USD 1-Month plus 1.18%) ,
10/15/36 (a) (c) ...................
190,917
277,000
BX Commercial Mortgage Trust ,
Series 2021-ACNT, Class C , 6.694% ,
(LIBOR USD 1-Month plus 1.50%) ,
11/15/38 (a) (c) ...................
268,313
212,218
BX Commercial Mortgage Trust ,
Series 2021-XL2, Class C , 6.390% ,
(LIBOR USD 1-Month plus 1.20%) ,
10/15/38 (a) (c) ...................
204,364
340,719
BX Commercial Mortgage Trust , Series
2022-LP2, Class B , 6.459% , (TSFR1M
plus 1.31%) , 2/15/39 (a) (c) ..........
326,709
275,000
BX Trust , Series 2021-RISE, Class C ,
6.643% , (LIBOR USD 1-Month plus
1.45%) , 11/15/36 (a) (c) ............
266,203

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 589,000
CD Mortgage Trust , Series 2016-CD2,
Class A4 , 3.526% , 11/10/49 (b) (d) .....
$ 540,490
700,000
CD Mortgage Trust , Series 2017-CD3,
Class A4 , 3.631% , 2/10/50 ..........
636,673
100,000
CFCRE Commercial Mortgage Trust ,
Series 2016-C7, Class A3 , 3.839% ,
12/10/54 .......................
93,993
24,908
Citigroup Commercial Mortgage Trust ,
Series 2013-GC15, Class A4 , 4.371% ,
9/10/46 (d) .....................
24,820
405,000
Citigroup Commercial Mortgage Trust ,
Series 2013-GC17, Class AS , 4.544% ,
11/10/46 (b) ....................
399,728
500,000
Citigroup Commercial Mortgage Trust ,
Series 2015-GC33, Class A4 , 3.778% ,
9/10/58 .......................
471,586
6,641
COMM 2013-CCRE11 Mortgage Trust ,
Series 2013-CR11, Class A4 , 4.258% ,
8/10/50 .......................
6,632
75,000
COMM 2013-CCRE13 Mortgage Trust ,
Series 2013-CR13, Class A4 , 4.194% ,
11/10/46 (d) ....................
74,181
350,000
COMM 2014-CCRE15 Mortgage Trust ,
Series 2014-CR15, Class A4 , 4.074% ,
2/10/47 (d) .....................
344,968
500,000
COMM 2014-CCRE18 Mortgage Trust ,
Series 2014-CR18, Class A5 , 3.828% ,
7/15/47 (b) .....................
487,866
266,000
COMM Mortgage Trust , Series 2014-
CR20, Class A4 , 3.590% , 11/10/47 ....
255,718
153,000
COMM Mortgage Trust , Series 2014-
UBS2, Class A5 , 3.961% , 3/10/47 ....
150,831
455,000
COMM Mortgage Trust , Series 2014-
UBS4, Class A5 , 3.694% , 8/10/47 ....
440,306
250,000
COMM Mortgage Trust , Series 2017-
COR2, Class A3 , 3.510% , 9/10/50 (b) ..
227,277
500,000
CSAIL Commercial Mortgage Trust , Series
2015-C3, Class A4 , 3.718% , 8/15/48 (b)
477,097
251,000
ELP Commercial Mortgage Trust ,
Series 2021-ELP, Class C , 6.514% ,
(LIBOR USD 1-Month plus 1.32%) ,
11/15/38 (a) (c) ...................
242,499
1,000,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K1522,
Class A2 , 2.361% , 10/25/36 .........
768,356
140,000
Freddie Mac Multifamily Structured Pass
Through Certificates , Series K159, Class
A2 , 3.950% , 11/25/30 (d) ...........
134,384
365,390
FRESB Mortgage Trust , Series 2017-SB36,
Class A10F , 2.880% , 7/25/27 (b) (d) ....
338,585
640,978
Ginnie Mae , Series 2014-126, Class A ,
2.500% , 11/16/46 ................
597,853
368,134
Ginnie Mae , Series 2019-79, Class V ,
2.800% , 3/16/29 .................
339,492
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 20,065
GS Mortgage Securities Trust , Series 2010-
C1, Class B , 5.148% , 8/10/43 (a) ......
$ 19,999
201,511
GS Mortgage Securities Trust , Series 2013-
GC14, Class A5 , 4.243% , 8/10/46 (b) ..
201,163
85,000
GS Mortgage Securities Trust , Series 2014-
GC24, Class A5 , 3.931% , 9/10/47 ....
82,012
500,000
GS Mortgage Securities Trust , Series 2016-
GS4, Class A4 , 3.442% , 11/10/49 (b) (d)
461,237
64,000
GS Mortgage Securities Trust , Series 2020-
GC47, Class A5 , 2.377% , 5/12/53 ....
52,014
500,000
GS Mortgage Securities Trust , Series 2020-
GSA2, Class A5 , 2.012% , 12/12/53 (b) .
392,706
153,189
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2011-C3, Class
B , 5.013% , 2/15/46 (a) (d) ...........
148,297
500,000
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2014-C20, Class
A5 , 3.805% , 7/15/47 (b) ............
489,381
185,000
JP Morgan Chase Commercial Mortgage
Securities Trust , Series 2016-JP4, Class
A4 , 3.648% , 12/15/49 (d) ...........
171,456
272,691
Med Trust , Series 2021-MDLN, Class C ,
6.994% , (LIBOR USD 1-Month plus
1.80%) , 11/15/38 (a) (c) ............
262,772
100,000
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2014-C18, Class A4 ,
3.923% , 10/15/47 (b) ..............
96,458
300,167
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2014-C19, Class A4 ,
3.526% , 12/15/47 ................
287,318
500,000
Morgan Stanley Bank of America Merrill
Lynch Trust , Series 2016-C32, Class A4 ,
3.720% , 12/15/49 (b) ..............
466,968
435,000
Morgan Stanley Capital I Trust , Series
2018-H3, Class A5 , 4.177% , 7/15/51 ..
403,457
659,333
Morgan Stanley Capital I Trust , Series
2020-HR8, Class A4 , 2.041% , 7/15/53 .
527,293
199,753
OPG Trust , Series 2021-PORT, Class C ,
6.025% , (LIBOR USD 1-Month plus
0.83%) , 10/15/36 (a) (c) ............
189,729
235,642
SMR Mortgage Trust , Series 2022-IND,
Class A , 6.797% , (TSFR1M plus 1.65%) ,
2/15/39 (a) (c) ...................
221,997
600,000
Wells Fargo Commercial Mortgage Trust ,
Series 2014-LC18, Class A5 , 3.405% ,
12/15/47 .......................
573,356
644,000
Wells Fargo Commercial Mortgage Trust ,
Series 2015-P2, Class A4 , 3.809% ,
12/15/48 .......................
608,605
50,000
Wells Fargo Commercial Mortgage Trust ,
Series 2016-C37, Class A5 , 3.794% ,
12/15/49 .......................
46,752

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 300,000
Wells Fargo Commercial Mortgage Trust ,
Series 2017-C40, Class A4 , 3.581% ,
10/15/50 .......................
$ 274,862
220,800
Wells Fargo Commercial Mortgage Trust ,
Series 2020-C56, Class A5 , 2.448% ,
6/15/53 .......................
181,226
500,000
Wells Fargo Commercial Mortgage Trust ,
Series 2020-C57, Class A4 , 2.118% ,
8/15/53 .......................
404,706
300,000
Wells Fargo Commercial Mortgage Trust ,
Series 2020-C58, Class A4 , 2.092% ,
7/15/53 .......................
237,751
72,986
WFRBS Commercial Mortgage Trust ,
Series 2013-UBS1, Class A4 , 4.079% ,
3/15/46 (d) .....................
72,670
475,000
WFRBS Commercial Mortgage Trust ,
Series 2014-C20, Class AS , 4.176% ,
5/15/47 .......................
459,155
302,000
WFRBS Commercial Mortgage Trust ,
Series 2014-C23, Class A5 , 3.917% ,
10/15/57 .......................
290,641
Total Commercial Mortgage-Backed
Securities
(Cost $ 20,107,070 ) ............... 17,834,656
CORPORATE BONDS — 0 .3%
Diversified REITs — 0 .3%
250,000
American Tower Trust , 3.652% ,
3/23/28 (a) (b) ................... 232,103
Total Corporate Bonds
(Cost $ 250,000 ) ................. 232,103
MORTGAGE-BACKED SECURITIES — 38 .5%
Fannie Mae
—
16 .2%
105,774
3.000% , 1/1/31 , Pool #BA6574 ........ 100,808
313,266
4.500% , 3/1/34 , Pool #CA3294 ........ 309,516
280,286
2.500% , 11/1/35 , Pool #CA7939 ....... 255,282
57,305
5.500% , 6/1/38 , Pool #984277 (b) ....... 58,678
30,203
5.500% , 8/1/38 , Pool #995072 ......... 30,978
39,583
4.500% , 9/1/39 , Pool #AC1830 ........ 39,102
36,952
4.500% , 10/1/40 , Pool #AE4855 ....... 36,504
71,515
3.500% , 2/1/41 , Pool #AH5646 ........ 66,971
113,466
4.000% , 3/1/41 , Pool #AH4008 ........ 109,091
334,011
2.500% , 5/1/41 , Pool #MA4334 ........ 292,991
29,696
4.500% , 6/1/41 , Pool #AC9298 ........ 29,336
82,870
5.000% , 7/1/41 , Pool #AI5595 ......... 83,495
138,477
4.000% , 9/1/41 , Pool #AJ1717 ........ 133,131
113,030
3.500% , 6/1/42 , Pool #AB5373 ........ 105,847
36,952
4.500% , 10/1/44 , Pool #MA2066 ....... 36,275
114,614
4.000% , 12/1/44 , Pool #MA2127 ....... 109,632
112,720
4.500% , 1/1/45 , Pool #MA2158 ........ 110,655
137,742
3.500% , 3/1/45 , Pool #AS4552 ........ 128,200
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 122,037
4.000% , 10/1/45 , Pool #AL7487 ....... $ 116,596
857,275
3.000% , 10/1/46 , Pool #BC4764 ....... 767,631
82,864
4.000% , 11/1/46 , Pool #MA2808 ....... 79,049
110,324
3.000% , 2/1/47 , Pool #BE2329 ........ 98,727
64,882
4.000% , 5/1/47 , Pool #BE9598 ........ 61,855
54,729
4.500% , 11/1/47 , Pool #BM3286 ....... 54,606
202,319
3.500% , 12/1/47 , Pool #CA0833 ....... 186,762
65,408
4.500% , 5/1/48 , Pool #CA1711 ........ 63,979
92,819
3.500% , 9/1/49 , Pool #BJ9608 ......... 85,596
210,145
3.500% , 6/1/50 , Pool #CA6097 ........ 192,983
208,671
3.000% , 7/1/50 , Pool #CA6422 ........ 184,801
208,289
3.000% , 7/1/50 , Pool #CA6421 ........ 184,527
542,007
2.500% , 8/1/50 , Pool #FM4053 ........ 464,193
332,794
2.500% , 8/1/50 , Pool #FM4055 ........ 283,887
817,334
3.000% , 8/1/50 , Pool #FS0973 ........ 730,144
407,757
2.500% , 10/1/50 , Pool #FM4702 ....... 347,834
498,784
2.500% , 3/1/51 , Pool #FM6523 ........ 425,690
341,339
3.000% , 5/1/51 , Pool #FM7346 ........ 302,301
1,084,770
2.500% , 8/1/51 , Pool #FM8438 ........ 927,567
1,293,459
4.000% , 8/1/51 , Pool #FS1976 ........ 1,229,560
321,208
3.000% , 11/1/51 , Pool #CB2170 ....... 283,304
856,759
3.500% , 2/1/52 , Pool #MA4550 ........ 781,945
987,368
3.000% , 3/1/52 , Pool #BV4143 ........ 879,893
746,848
3.500% , 4/1/52 , Pool #FS1185 ........ 682,016
691,273
3.500% , 4/1/52 , Pool #FS1260 ........ 632,651
677,777
4.500% , 6/1/52 , Pool #FS2157 ........ 657,811
510,921
5.000% , 11/1/52 , Pool #CB5278 ....... 501,396
576,848
5.500% , 3/1/53 , Pool #FS3925 ........ 578,293
13,822,089
Freddie Mac
—
21 .7%
39,404
4.000% , 11/1/32 , Pool #ZS8993 ....... 38,449
183,325
3.500% , 5/1/35 , Pool #ZA2378 ........ 173,511
134,110
4.000% , 5/1/37 , Pool #ZA2461 ........ 129,190
19,412
5.500% , 10/1/39 , Pool #ZI9359 ........ 19,873
33,685
5.000% , 4/1/40 , Pool #ZI9910 ......... 33,942
55,423
5.500% , 4/1/40 , Pool #ZA1042 ........ 56,921
22,943
5.000% , 8/1/40 , Pool #ZA1056 ........ 23,118
59,306
4.000% , 11/1/40 , Pool #ZJ0654 ........ 56,882
64,494
4.000% , 12/1/40 , Pool #ZJ0811 ........ 62,006
154,387
3.500% , 8/1/42 , Pool #ZL3508 ........ 144,767
595,994
3.000% , 12/1/42 , Pool #Q14108 ....... 540,461
669,368
6.000% , 2/1/43 , Pool #RB5221 ........ 678,432
199,271
3.500% , 3/1/43 , Pool #ZT1107 ........ 185,294
828,484
3.500% , 1/1/45 , Pool #SD1309 ........ 774,166
146,706
3.500% , 1/1/45 , Pool #ZL8964 ........ 136,707
115,642
3.500% , 3/1/45 , Pool #ZT1164 ........ 107,413
91,558
3.000% , 1/1/46 , Pool #ZS4646 ........ 82,501
95,484
4.000% , 4/1/46 , Pool #ZM1015 ........ 91,136
97,231
3.500% , 12/1/47 , Pool #ZM5123 ....... 89,751
243,716
2.500% , 11/1/49 , Pool #QA4396 ....... 208,130
120,255
3.000% , 1/1/50 , Pool #QA6230 ........ 106,853
520,685
3.000% , 6/1/51 , Pool #SD8152 ........ 459,895
650,868
2.500% , 7/1/51 , Pool #QC4230 ........ 559,034
381,507
3.000% , 7/1/51 , Pool #RA5552 ........ 337,875

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 293,043
3.500% , 7/1/51 , Pool #RA5549 ........ $ 268,006
1,027,630
3.000% , 8/1/51 , Pool #SD8162 ........ 907,262
1,009,218
2.500% , 9/1/51 , Pool #RA5921 ........ 857,085
558,713
3.500% , 1/1/52 , Pool #RA6531 ........ 509,829
453,328
3.000% , 2/1/52 , Pool #SD8195 ........ 399,659
974,523
3.500% , 4/1/52 , Pool #RA7191 ........ 889,180
907,194
3.500% , 4/1/52 , Pool #SD0957 ........ 827,048
753,901
4.500% , 6/1/52 , Pool #SD1265 ........ 726,841
1,180,054
4.500% , 8/1/52 , Pool #SD1515 ........ 1,135,799
779,425
5.000% , 10/1/52 , Pool #SD1710 ....... 764,171
971,688
5.000% , 11/1/52 , Pool #SD1727 ....... 957,178
728,826
5.000% , 1/1/53 , Pool #RA8382 ........ 715,239
962,212
5.500% , 2/1/53 , Pool #QF8052 ........ 959,723
995,567
5.000% , 3/1/53 , Pool #SD2390 ........ 975,905
470,392
6.000% , 5/1/53 , Pool #SD3072 ........ 474,773
1,000,000
5.000% , 6/1/53 , Pool #SD3128 (e) ...... 982,882
1,000,000
5.500% , 6/1/53 , Pool #SD3136 (e) ...... 997,222
18,444,109
Ginnie Mae
—
0 .6%
7,251
4.000% , 12/20/40 , Pool #755678 ....... 7,041
530,814
4.000% , 7/20/52 , Pool #786280 ........ 503,524
510,565
Total Mortgage-Backed Securities
(Cost $ 35,536,300 ) ............... 32,776,763
U.S. GOVERNMENT AGENCIES — 0 .5%
Federal Home Loan Banks
—
0 .5%
550,000
1.900% , 10/7/31 ................... 450,630
Total U.S. Government Agencies
(Cost $ 460,468 ) ................. 450,630
U.S. TREASURY BONDS — 2 .3%
2,250,000
2.375% , 2/15/42 ................. 1,748,672
315,000
1.875% , 11/15/51 (b) .............. 207,494
Total U.S. Treasury Bonds
(Cost $ 2,233,266 ) ................ 1,956,166
U.S. TREASURY NOTES — 1 .2%
200,000
1.375% , 11/15/31 ................ 164,843
1,000,000
1.875% , 2/15/32 ................. 856,094
Total U.S. Treasury Notes
(Cost $ 1,165,373 ) ................ 1,020,937
Shares Fair Value
MONEY MARKET FUND — 3 .3%
2,838,429
Federated Treasury Obligations Fund ,
Institutional Shares , 4.95% (f) ........
$ 2,838,429
Total Money Market Fund
(Cost $ 2,838,429 ) ................ 2,838,429
Total Investments — 102 .8%
(Cost $ 95,650,444 ) ............................ 87,628,696
Net Other Assets (Liabilities) — ( 2 .8 ) % .............. (2,346,073)
NET ASSETS — 100.0% .......................
$ 85,282,623
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2023. The maturity date reflected is the final maturity date.
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2023. The maturity date reflected is the final maturity date.
(e) Represents securities purchased on a when-issued basis. At June 30,
2023, total cost of investments purchased on a when-issued basis was
$1,992,344.
(f) Represents the current yield as of report date.
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund
June 30, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Quality Income Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
June 30, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Quality Income Fund ................. $ 2,838,429 (a) $ 84,790,267 (b) $ — $ 87,628,696
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
June 30, 2023 (Unaudited)
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.